Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	Number of Common Shares	Treasury Shares	Equity Reserves	Accumulated Deficit	Accumulated Other Comprehensive Loss
Balance, shares at Dec. 31, 2020		89,568,682
Balance, amount at Dec. 31, 2020	$ 59,008	$ 108,303	$ (97)	$ 9,951	$ (54,339)	$ (4,810)
Statement [Line Items]
Common shares issued for cash:	0	$ 0	0	0	0	0
At the market issuances, shares		10,050,000
At the market issuances, amount	18,497	$ 18,497	0	0	0	0
Exercise of warrants, shares		1,030,362
Exercise of warrants, amount	1,911	$ 1,911	0	0	0	0
Exercise of options, shares		264,000
Exercise of options, amount	237	$ 364	0	(127)	0	0
Issuance costs	(388)	(388)	0	0	0	0
Options cancelled or expired	0	$ 0	0	(443)	443	0
Carrying value of exercise of RSUs, shares		1,330,167
Carrying value of exercise of RSUs, amount	0	$ 1,278	0	(1,278)	0	0
Share-based payments	1,391	0	0	1,391	0	0
Net loss for the period	(4,686)	0	0	0	(4,686)	0
Currency translation differences	(128)	$ 0	0	0	0	(128)
Balance, shares at Sep. 30, 2021		102,243,211
Balance, amount at Sep. 30, 2021	75,842	$ 129,965	(97)	9,494	(58,582)	(4,938)
Balance, shares at Dec. 31, 2021		102,243,211
Balance, amount at Dec. 31, 2021	78,507	$ 129,953	(97)	9,573	(55,953)	(4,969)
Statement [Line Items]
Exercise of options, shares		48,000
Exercise of options, amount	31	$ 46	0	(15)	0	0
Issuance costs	(13)	(13)	0	0	0	0
Options cancelled or expired	0	$ 0	0	(831)	831	0
Carrying value of exercise of RSUs, shares		982,879
Carrying value of exercise of RSUs, amount	0	$ 899	0	(899)	0	0
Share-based payments	1,618	0	0	1,618	0	0
Net loss for the period	1,800	0	0	0	1,800	0
Currency translation differences	(52)	$ 0	0	0	0	(52)
Common shares issued for acquisition of La Preciosa, shares		15,075,000
Common shares issued for acquisition of La Preciosa, amount	14,630	$ 14,630	0	0	0	0
Balance, shares at Sep. 30, 2022		118,349,090
Balance, amount at Sep. 30, 2022	$ 96,521	$ 145,515	$ (97)	$ 9,446	$ (53,322)	$ (5,021)